Equity - Schedule of Capital (Number of Shares) (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	102,683,444	102,683,444
Total shares of paid-up capital, percentage	100.00%	100.00%
Total outstanding shares	63,302,458	63,617,893
Cresud [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	35,138,225	35,138,225
Total shares of paid-up capital, percentage	34.20%	34.20%
Charles River Capital [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	9,428,001	10,929,540
Total shares of paid-up capital, percentage	9.20%	10.60%
Elie Horn [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	6,072,969	6,098,269
Total shares of paid-up capital, percentage	5.90%	5.90%
Officers [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	1,174,774	859,339
Total shares of paid-up capital, percentage	1.10%	0.80%
Treasury [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	3,067,987	3,067,987
Total shares of paid-up capital, percentage	3.00%	3.00%
Other [Member]
Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	47,801,488	46,590,084
Total shares of paid-up capital, percentage	46.60%	45.40%